Revenue (Details) - Schedule of Accounts Receivable and Contract Balances - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable and Contract Balances [Line Items]
Accounts receivable, net	$ 219	$ 696	$ 3,309
Contract assets			2,692
Contract liabilities			(1,296)
Related Party [Member]
Schedule of Accounts Receivable and Contract Balances [Line Items]
Accounts receivable, net		632	489
Contract assets			1,680
Contract liabilities			(600)
Other Related Party [Member]
Schedule of Accounts Receivable and Contract Balances [Line Items]
Accounts receivable, net		64	2,820
Contract assets			1,012
Contract liabilities			$ (696)